UBS Bond Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

   FACE                                                                           COUPON      MATURITY
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             U.S. TREASURY & U.S. GOVERNMENT AGENCY OBLIGATIONS -- 60.7%
             U.S. TREASURY OBLIGATIONS -- 56.3%
$  150,000   U.S. Treasury Note................................................    6.25 %     1/31/97     $   150,070
    25,000   U.S. Treasury Note................................................   6.125 %     5/31/97          25,070
    50,000   U.S. Treasury Note................................................   6.375 %     6/30/97          50,258
 1,000,000   U.S. Treasury Note................................................    6.00 %     8/31/97       1,002,810
 1,170,000   U.S. Treasury Note................................................   5.125 %     6/30/98       1,159,400
 1,290,000   U.S. Treasury Note................................................    5.25 %     7/31/98       1,279,319
   100,000   U.S. Treasury Note................................................    7.00 %     4/15/99         102,234
   150,000   U.S. Treasury Note................................................    6.75 %     5/31/99         152,555
 5,200,000   U.S. Treasury Note................................................   6.375 %     7/15/99       5,247,112
   155,000   U.S. Treasury Note................................................   6.875 %     8/31/99         158,246
   145,000   U.S. Treasury Note................................................   7.125 %     9/30/99         149,010
 1,500,000   U.S. Treasury Bond................................................   5.875 %     11/15/99      1,494,135
 1,203,000   U.S. Treasury Bond................................................    7.75 %     1/31/00       1,258,831
 2,600,000   U.S. Treasury Note................................................   7.125 %     2/29/00       2,676,778
   505,000   U.S. Treasury Note................................................    6.75 %     4/30/00         514,550
 1,344,000   U.S. Treasury Note................................................    6.25 %     5/31/00       1,349,457
 1,700,000   U.S. Treasury Note................................................   6.125 %     7/31/00       1,700,000
   650,000   U.S. Treasury Note................................................   6.125 %     9/30/00         649,590
 2,250,000   U.S. Treasury Note................................................    5.75 %     10/31/00      2,220,120
 1,000,000   U.S. Treasury Note................................................    5.50 %     12/31/00        976,870
   775,000   U.S. Treasury Bond................................................    6.25 %     4/30/01         776,697
 1,500,000   U.S. Treasury Note................................................   6.625 %     7/31/01       1,523,910
 1,200,000   U.S. Treasury Note................................................    6.25 %     10/31/01      1,201,128
   500,000   U.S. Treasury Note................................................    7.50 %     11/15/01        526,330
   170,000   U.S. Treasury Note................................................    7.50 %     5/15/02         179,748
   800,000   U.S. Treasury Note................................................   6.375 %     8/15/02         805,248
    70,000   U.S. Treasury Note................................................    6.25 %     2/15/03          69,913
   450,000   U.S. Treasury Note................................................    5.75 %     8/15/03         436,500
   419,000   U.S. Treasury Note................................................    7.25 %     5/15/04         440,868
   100,000   U.S. Treasury Note................................................    7.25 %     8/15/04         105,250
 1,450,000   U.S. Treasury Note................................................    6.50 %     10/15/06      1,457,932
                                                                                                          -----------
                                                                                                           29,839,939
                                                                                                          -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.4%
 1,400,000   Federal Home Loan Mortgage Corp...................................    5.96 %     10/20/00      1,385,342
   995,400   Federal National Mortgage Assc., Pool #250576.....................    7.00 %     6/01/26         973,680
                                                                                                          -----------
                                                                                                            2,359,022
                                                                                                          -----------
             TOTAL U.S. TREASURY & U.S. GOVERNMENT AGENCY
               OBLIGATIONS (COST $32,115,403)..................................                            32,198,961
                                                                                                          -----------
             CORPORATE OBLIGATIONS -- 27.5%

             CORPORATE OBLIGATIONS -- DOMESTIC -- 24.5%
             AEROSPACE/DEFENSE -- 1.0%
   500,000   Lockheed Martin...................................................    6.55 %     5/15/99         502,226
                                                                                                          -----------
             BANKING -- 3.9%
   500,000   BanPonce Corp.....................................................    6.75 %     4/26/00         502,195
   500,000   Capital One Bank..................................................    6.87 %     8/16/99         502,605
   250,000   Capital One Bank..................................................    6.95 %     6/14/00         251,078
   720,000   J.P. Morgan & Co..................................................    8.50 %     8/15/03         785,124
                                                                                                          -----------
                                                                                                            2,041,002
                                                                                                          -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

   FACE                                                                           COUPON      MATURITY
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             BROKERAGE -- 3.2%
$  500,000   Goldman Sachs.....................................................    6.25 %     2/01/03     $   486,795
   600,000   Lehman Brothers Inc...............................................    7.14 %     9/24/99         606,666
   200,000   Lehman Brothers Inc...............................................    7.25 %     4/15/03         201,266
   400,000   Salomon Inc.......................................................    7.25 %     5/01/01         403,549
                                                                                                          -----------
                                                                                                            1,698,276
                                                                                                          -----------
             CHEMICALS -- 0.5%
   250,000   Praxair...........................................................    6.70 %     4/15/01         250,785
                                                                                                          -----------
             ENERGY -- 0.8%
   400,000   Oryx Energy Co....................................................   10.00 %     4/01/01         439,076
                                                                                                          -----------
             FINANCING & LEASING -- 4.8%
   950,000   Associates Corp N.A...............................................    8.50 %     1/10/00       1,005,347
   500,000   CIT Group Holdings................................................    6.50 %     7/13/98         504,220
   750,000   Countrywide Home Loan.............................................    7.45 %     9/16/03         764,663
   265,000   General Electric Capital Corp.....................................   6.875 %     4/15/00         270,239
                                                                                                          -----------
                                                                                                            2,544,469
                                                                                                          -----------
             INDUSTRIAL -- CAPTIVE FINANCE -- 3.2%
   600,000   Caterpillar Financial.............................................    6.77 %     12/29/00        605,274
   500,000   Pitney Bowes Credit...............................................    6.54 %     7/15/99         503,590
   600,000   Sears Roebuck Acceptance Corp.....................................    5.59 %     2/16/01         578,790
                                                                                                          -----------
                                                                                                            1,687,654
                                                                                                          -----------
             MEDIA/CABLE -- 2.8%
   600,000   News America Holdings.............................................    7.50 %     3/01/00         613,716
   200,000   Paramount Communications..........................................    7.50 %     1/15/02         199,834
   650,000   Tele-Communications Inc...........................................   7.375 %     2/15/00         646,503
                                                                                                          -----------
                                                                                                            1,460,053
                                                                                                          -----------
             NATURAL GAS -- 1.1%
   600,000   Kern River Funding (a)............................................    6.72 %     9/30/01         599,172
                                                                                                          -----------
             REAL ESTATE -- 1.4%
   650,000   Franchise Finance.................................................    7.02 %     2/20/03         638,950
   125,000   Susa Partnership LP...............................................   7.125 %     11/01/03        123,581
                                                                                                          -----------
                                                                                                              762,531
                                                                                                          -----------
             TECHNOLOGY -- 0.9%
   500,000   CSC Enterprises (a)...............................................    6.50 %     11/15/01        496,355
                                                                                                          -----------
             UTILITIES -- 0.9%
   464,000   BVPS II Funding Corp..............................................    7.38 %     12/01/99        466,320
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS -- DOMESTIC (COST $12,864,655)........                            12,947,919
                                                                                                          -----------
             CORPORATE OBLIGATIONS -- FOREIGN -- 2.7%
             BANKING -- 1.7%
   500,000   Banco Central Hispano.............................................    7.50 %     6/15/05         509,585
   400,000   Spintab (a).......................................................    7.50 %     8/14/49         403,120
                                                                                                          -----------
                                                                                                              912,705
                                                                                                          -----------
             PAPER & FOREST PRODUCTS -- 1.0%
   500,000   Canadian Pacific Forest...........................................   10.25 %     1/15/03         528,550
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS -- FOREIGN (COST $1,473,146)..........                             1,441,255
                                                                                                          -----------
             CORPORATE OBLIGATIONS -- EURODOLLAR -- 0.3%
             ENERGY -- 0.1%
    50,000   BP America Inc....................................................    9.75 %     3/01/99          53,531
                                                                                                          -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

   FACE                                                                           COUPON      MATURITY
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             INDUSTRIAL -- CAPTIVE FINANCE -- 0.2%
$   40,000   Ford Capital BV...................................................    9.75 %     6/05/97     $    40,625
    80,000   Unilever Capital..................................................    9.25 %     3/29/00          87,000
                                                                                                          -----------
                                                                                                              127,625
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS -- EURODOLLAR (COST $180,661).........                               181,156
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS (COST $14,518,462)....................                            14,570,330
                                                                                                          -----------
             FOREIGN GOVERNMENT OBLIGATIONS -- 5.5%
             CANADA -- 4.2%
 1,750,000*  Canada Government.................................................    7.50 %     9/01/00       1,376,538
 1,000,000*  Canada Government.................................................    7.00 %     9/01/01         775,493
    50,000   Province of Ontario...............................................   7.375 %     1/27/03          52,107
    50,000   Province of Quebec................................................   9.125 %     8/22/01          54,875
                                                                                                          -----------
                                                                                                            2,259,013
                                                                                                          -----------
             ITALY -- 0.1%
    20,000   Italy (Euro Bond).................................................   9.375 %     4/03/97          20,200
                                                                                                          -----------
             JAPAN -- 1.2%
   355,000   Japan Finance Corp................................................   9.125 %     10/11/00        382,587
   250,000   Japan Finance Corp. for Municipal Enterprises.....................    6.85 %     4/15/06         252,145
                                                                                                          -----------
                                                                                                              634,732
                                                                                                          -----------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $2,922,758)............                             2,913,945
                                                                                                          -----------
             ASSET BACKED SECURITIES -- 1.8%
             CREDIT CARD RECEIVABLES -- 1.8%
   440,000   First Omni Bank Credit Card Trust, Series 96-A....................    6.65 %     9/15/03         443,709
   500,000   Sears Credit Account Master Trust Series 96-3.....................    7.00 %     7/16/08         510,000
                                                                                                          -----------
             TOTAL ASSET BACKED SECURITIES (COST $937,838).....................                               953,709
                                                                                                          -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 95.5%
  (COST $50,494,461)...........................................................                            50,636,945
OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.5%..................................                             2,363,907
                                                                                                          -----------
NET ASSETS -- 100.0%...........................................................                           $53,000,852
                                                                                                          -----------
                                                                                                          -----------

------------------------

*  Securities denominated in Canadian dollars.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, the total value of such securities amounted to $1,498,647 or 2.8% of net assets.

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                          U.S. DOLLAR
                                                       FOREIGN                         U.S. DOLLAR       NET UNREALIZED
                                                    CURRENCY UNITS   U.S. DOLLAR         VALUE AT        APPRECIATION/
           CURRENCY AND SETTLEMENT DATE             PURCHASED/SOLD  COST/PROCEEDS   DECEMBER 31, 1996    (DEPRECIATION)
--------------------------------------------------- --------------  -------------   ------------------   --------------
PURCHASE CONTRACT
German Deutsche Mark, 1/14/97......................    1,342,000     $   863,578        $  873,102          $  9,524
SALE CONTRACTS
Canadian Dollar, 1/13/97...........................    2,145,000       1,617,464         1,567,696            49,768
Canadian Dollar, 1/13/97...........................      874,767         646,539           639,333             7,206
German Deutsche Mark, 1/14/97......................    1,342,000         892,198           873,102            19,096
                                                                                                             -------
                                                                                                            $ 85,594
                                                                                                             -------
                                                                                                             -------

Note: Based on the cost of investments of $50,516,946 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation and depreciation was $246,232 and $126,233, respectively, resulting in net unrealized appreciation of $119,999.

See notes to financial statements.

UBS Bond Portfolio
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $50,494,461)..........................................     $50,636,945
Cash.............................................................................       1,443,320
Interest receivable..............................................................         905,546
Unrealized appreciation on open forward foreign currency contracts...............          85,594
Deferred organization expenses and other assets..................................          44,038
                                                                                      -----------
     Total Assets................................................................      53,115,443
                                                                                      -----------
LIABILITIES:
Administrative services fees payable.............................................           2,061
Trustees' fees payable...........................................................             877
Organization expenses payable....................................................          42,733
Other accrued expenses...........................................................          68,920
                                                                                      -----------
     Total Liabilities...........................................................         114,591
                                                                                      -----------

NET ASSETS.......................................................................     $53,000,852
                                                                                      -----------
                                                                                      -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests.........................................     $53,000,852
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest............................................................                    $ 1,848,040

EXPENSES:
Investment advisory fees............................................     $ 131,348
Administrative services fees........................................        14,594
Audit fees..........................................................        39,357
Custodian fees and expenses.........................................        27,616
Fund accounting fees................................................        19,348
Legal fees..........................................................        18,766
Amortization of organization expenses...............................         7,508
Trustees' fees......................................................         7,508
Insurance expense...................................................         4,151
Miscellaneous expenses..............................................         6,110
                                                                         ---------
     Total expenses.................................................       276,306
     Less: Fee waiver...............................................      (131,348)
                                                                         ---------
     Net expenses...................................................                        144,958
                                                                                        -----------
Net investment income...............................................                      1,703,082
                                                                                        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions........................                        113,360
Net realized loss on foreign currency transactions..................                        (68,736)
Net change in unrealized appreciation of investments................                        142,484
Net change in unrealized appreciation of foreign currency contracts
  and translations..................................................                         84,921
                                                                                        -----------
Net realized and unrealized gain on investments.....................                        272,029
                                                                                        -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................                    $ 1,975,111
                                                                                        -----------
                                                                                        -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Statement of Changes in Net Assets
For the period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income...............................................................   $ 1,703,082
Net realized gain on securities and foreign currency transactions...................        44,624
Net change in unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations.....................................................       227,405
                                                                                       -----------
Net increase in net assets resulting from operations................................     1,975,111
                                                                                       -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions.........................................................    59,142,218
Value of withdrawals................................................................    (8,116,477)
                                                                                       -----------
Net increase in net assets from capital transactions................................    51,025,741
                                                                                       -----------

NET INCREASE IN NET ASSETS..........................................................    53,000,852

NET ASSETS:
Beginning of period.................................................................       --
                                                                                       -----------
End of period.......................................................................   $53,000,852
                                                                                       -----------
                                                                                       -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)......................................      $53,001
     Ratio of expenses to average net assets(1).....................................         0.50%(2)
     Ratio of net investment income to average net assets(1)........................         5.83%(2)
     Portfolio turnover.............................................................          100%

------------------------
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.45% (annualized).
(2) Annualized.

See notes to financial statements.

UBS Bond Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL
UBS Bond Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Signature Financial Group (Grand Cayman), Ltd. ('SFG'), a wholly-owned subsidiary of Signature Financial Group, Inc., acts as the Portfolio's administrator and placement agent.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Debt securities with a remaining maturity of more than 60 days are normally valued by a pricing service approved by the Board of Trustees (the 'Trustees'). Such pricing service will consider various factors when arriving at a valuation for a security. Such factors include yields and prices of comparable securities, indications as to values from dealers in such securities and general market conditions. In the event a pricing service is unable to price a security, the security will be valued by taking the average of the bid and ask prices as provided by a dealer in such security.

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at year end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities held at year-end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any

UBS Bond Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------
resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at year end to credit loss in the event of a counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U. S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of $50,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS voluntarily agreed to waive the entire investment advisory fee. Such waiver amounted to $131,348.

B. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Trust, SFG provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay SFG an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period from April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $14,594.

C. EXCLUSIVE PLACEMENT AGENT AGREEMENT -- Under the terms of an Exclusive Placement Agent Agreement with the Trust, SFG has agreed to act as the Trust's placement agent. SFG does not receive any additional fees for services provided pursuant to this agreement.

UBS Bond Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF INVESTMENTS
For the period April 2, 1996 (commencement of operations) through December 31, 1996, purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                             PURCHASES        SALES
                                                                            -----------    -----------

U.S. Government Securities...............................................   $60,905,077    $30,940,595
Corporate obligations....................................................    28,583,638      7,953,111
                                                                            -----------    -----------
          Total..........................................................   $89,488,715    $38,893,706
                                                                            -----------    -----------
                                                                            -----------    -----------

UBS Bond Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees and
Investors of UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Bond Portfolio (the 'Portfolio') (one of the portfolios constituting the UBS Investor Portfolios Trust) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996
(commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 21, 1997

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             COMMON STOCK -- 83.1%
             AUSTRALIA -- 6.2%
     32,000  Australia & New Zealand Bank Group (Banking & Finance)................................   $   201,701
     15,800  Australian National Industries (Metals & Mining)......................................        15,698
    249,171  Burns Philp & Co. (Food)..............................................................       443,640
     62,500  Coles Myer Ltd. (Retail)..............................................................       257,333
    159,400  Fosters Brewing Group (Beverages).....................................................       323,083
    189,100  Goodman Fielder Limited (Food)........................................................       234,478
    565,638  MIM Holdings (Metals & Mining)........................................................       791,291
     89,000  Pacific Dunlop Ltd. (Diversified).....................................................       226,373
     50,000  Pasminco Limited (Metals & Mining)....................................................        78,690
                                                                                                      -----------
                                                                                                        2,572,287
                                                                                                      -----------
             DENMARK -- 1.7%
      2,700  BG Bank A/S (Banking & Finance).......................................................       126,541
     10,500  Tele Danmark -- B shares (Telecommunications).........................................       579,470
                                                                                                      -----------
                                                                                                          706,011
                                                                                                      -----------
             FRANCE -- 14.2%
      8,800  Alcatel Alsthom SA (Electrical & Electronics).........................................       708,009
      3,060  AXA Company (Banking & Finance).......................................................       194,923
      5,358  Banque Nationale de Paris (Banking & Finance).........................................       207,680
      4,500  Casino-Guichard-PE (Etabl Econ) (Food)................................................       209,864
      4,200  Compagnie Financiere de Suez (Banking & Finance)......................................       178,848
      6,130  Groupe Danone (Food)..................................................................       855,514
     22,600  Moulinex (Household Appliances)*......................................................       521,320
      5,100  Pechiney SA -- A Shares (Metals & Mining).............................................       214,022
      4,300  Pernod-Ricard SA (Beverages)..........................................................       238,220
      2,050  Peugeot SA (Automotive)...............................................................       231,097
      1,460  Sefimeg (Societe Francaise d'Investissements Immobiliers et de Gestion) (Real
               Estate).............................................................................       105,967
     10,000  Societe Nationale Elf-Aquitaine (Energy Sources)......................................       911,688
     18,300  Thomson CSF (Defense Electronics).....................................................       594,516
      9,070  Total Cie Francaise des Petroles -- B shares (Energy Sources).........................       738,836
                                                                                                      -----------
                                                                                                        5,910,504
                                                                                                      -----------
             GERMANY -- 8.1%
     26,000  Bayer AG (Chemicals)..................................................................     1,061,294
     13,500  Deutsche Bank AG (Banking & Finance)..................................................       630,907
        770  Schmalbach-Lubeca AG (Packaging)*.....................................................       189,184
     11,500  Veba AG (Diversified).................................................................       665,258
      2,000  Volkswagen AG (Automotive)............................................................       831,979
                                                                                                      -----------
                                                                                                        3,378,622
                                                                                                      -----------
             GREAT BRITAIN -- 13.9%
     86,320  Allied Domecq PLC (Food & Beverages)..................................................       675,630
     81,900  B.A.T. Industries (Tobacco)...........................................................       680,310
    115,700  BTR Limited (Diversified).............................................................       562,773
     15,840  Bass PLC (Beverages)..................................................................       222,731
    247,200  British Gas Corp. (Energy Sources)....................................................       952,604
     16,800  British Petroleum Co. PLC (Energy Sources)............................................       201,557
     53,000  MEPC British Registered (Real Estate).................................................       393,955
    178,000  Marley PLC (Building Materials).......................................................       385,649
    123,550  Northern Foods PLC (Food).............................................................       427,440
     43,950  Peninsular & Orient Steam (Transportation)............................................       444,112
     17,700  South West Water PLC (Utilities)......................................................       182,798
    209,750  Tarmac PLC (Building Materials).......................................................       352,054
     30,040  Thames Water PLC (Utilities)..........................................................       316,415
                                                                                                      -----------
                                                                                                        5,798,028
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             HONG KONG -- 0.3%
    548,000  Yizheng Chemical Fibre Co. (Chemicals)................................................   $   133,201
                                                                                                      -----------
             INDONESIA -- 0.3%
     47,000  PT Astra International (Automotive)...................................................       129,340
                                                                                                      -----------
             JAPAN -- 21.1%
     11,000  Dai Nippon Printing Co. (Printing)....................................................       192,816
     13,000  Fuji Photo Film Co. (Photographic Equipment & Supplies)...............................       428,806
     80,000  Hitachi Ltd. (Hit. Seisakusho) (Electrical & Electronics).............................       746,050
     96,000  Ishikawajima Harima Heavy Industries (Machinery)......................................       426,906
     20,000  JGC Engineering & Construction Corp. (Engineering)....................................       150,073
         68  Japan Tobacco Inc. (Tobacco)..........................................................       460,927
     41,000  Japan Wool Textile Co. (Apparel & Textiles)...........................................       338,451
     49,000  Kansai Paint Co. (Chemicals)..........................................................       220,016
     14,000  Kao Corp. (Household Products)........................................................       163,198
     33,000  Koito Manufacturing Co., Ltd. (Automotive -- Parts & Equipment).......................       220,836
     36,000  Marudai Food Co., Ltd. (Food).........................................................       192,419
     22,000  Matsushita Electric Industries (Electrical & Electronics).............................       359,036
    105,000  Mitsubishi Chemical Corp. (Chemicals)*................................................       339,997
     38,000  Mitsubishi Estate Co. (Real Estate)...................................................       390,467
     27,000  Mitsubishi Heavy Industries (Aerospace/Defense Equipment).............................       214,489
     38,000  Nihon Cement Co. (Building Materials).................................................       193,921
     77,000  Nippon Yusen Kabushiki Kaish (Shipping)...............................................       348,398
     36,000  Nissan Fire & Marine Insurance (Insurance)............................................       198,947
     47,000  Nisshinbo Industries Inc. (Apparel & Textiles)........................................       366,065
      3,900  Sony Corp. (Electrical & Electronics).................................................       255,600
     53,000  Sumitomo Marine & Fire (Insurance)....................................................       329,505
      1,000  Takashimaya Co. (Retail)..............................................................        12,002
     69,000  Toray Industries Inc. (Chemicals).....................................................       425,999
     13,000  Uny Co. (Retail)......................................................................       237,976
        115  West Japan Railway (Transportation)...................................................       372,377
     35,000  Yamaha Motor Co. (Automotive).........................................................       314,308
     42,000  Yamanouchi Pharmaceutical (Pharmaceuticals)...........................................       863,138
                                                                                                      -----------
                                                                                                        8,762,723
                                                                                                      -----------
             NETHERLANDS -- 2.3%
     12,400  Internationale Nederlanden Groep NV (Banking & Finance)...............................       446,730
     14,500  Koninklijke Papierfabrieken BT NV (Paper & Forest Product)............................       316,623
      5,040  Royal PTT Nederland (Telecommunications)..............................................       192,375
                                                                                                      -----------
                                                                                                          955,728
                                                                                                      -----------
             NEW ZEALAND -- 0.8%
     10,300  Ceramco Corp. Ltd. (Diversified)......................................................         9,830
    116,000  Fletcher Challenge Paper Shares (Paper & Forest Products).............................       238,638
     39,200  Fletcher Challenge Forestry Shares (Forest Products)..................................        65,679
                                                                                                      -----------
                                                                                                          314,147
                                                                                                      -----------
             NORWAY -- 0.5%
      8,100  Bergesen D.Y. ASA (Transportation)....................................................       196,117
                                                                                                      -----------
             SINGAPORE -- 1.9%
    280,579  Dairy Farm International Holdings (Food)..............................................       225,866
    121,898  Hong Kong Land Holdings (Real Estate).................................................       338,876
     34,965  Jardine Matheson Holdings (Diversified)...............................................       230,769
                                                                                                      -----------
                                                                                                          795,511
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             SOUTH KOREA -- 0.3%
     18,000  Hyundai Motor Co. GDR (Automotive)*...................................................   $   134,100
                                                                                                      -----------
             SPAIN -- 0.9%
     46,530  Uralita (Building Materials)..........................................................       363,782
                                                                                                      -----------
             SWEDEN -- 3.9%
     11,050  Electrolux (Household Appliances).....................................................       642,588
     13,020  SKF AB -- B shares (Manufacturing)....................................................       308,787
     47,300  Stora Kopparbergs -- A Shares (Paper & Forest Products)...............................       652,926
                                                                                                      -----------
                                                                                                        1,604,301
                                                                                                      -----------
             SWITZERLAND -- 6.3%
        600  Forbo Holding (Building Materials)....................................................       242,062
      1,100  Nestle SA (Food & Beverages)..........................................................     1,180,949
        729  Novartis (Pharmaceuticals)*...........................................................       834,932
        600  Winterthur Schweiz Vers-R (Insurance).................................................       346,956
                                                                                                      -----------
                                                                                                        2,604,899
                                                                                                      -----------
             THAILAND -- 0.4%
     12,300  Shinawatra Computer Company (Technology)..............................................       148,678
                                                                                                      -----------

             TOTAL COMMON STOCK (COST $34,119,162).................................................    34,507,979
                                                                                                      -----------

             CONVERTIBLE PREFERRED STOCK -- 0.6%
             JAPAN -- 0.6%
 30,000,000  Sakura Finance, Series II, 0.75%, due 10/01/01** (Banking & Finance)
               (Cost $282,056).....................................................................       267,140
                                                                                                      -----------

             CONTINGENT VALUE RIGHTS -- 0.0%
             FRANCE -- 0.0%
      3,060  AXA Company (Banking & Finance) (Cost $0)***..........................................             0
                                                                                                      -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 83.7%
  (COST $34,401,218)...............................................................................    34,775,119
OTHER ASSETS IN EXCESS OF LIABILITIES -- 16.3%.....................................................     6,771,460
                                                                                                      -----------
NET ASSETS -- 100.0%...............................................................................   $41,546,579
                                                                                                      -----------
                                                                                                      -----------

------------------------

GDR -- Global Depository Receipts.
*   Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, the value of this security amounted to $267,140 or 0.6% of net assets.
*** This  security did not commence trading  until January 14, 1997. At December
    31, 1996 there was no market for this security.
Note: Based on the cost of investments of $34,401,218 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation and depreciation was $1,866,903 and $1,493,002, respectively, resulting in net unrealized appreciation of $373,901.

See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

SUMMARY OF INDUSTRY DIVERSIFICATION

                                                                                                        PERCENT OF
                                INDUSTRY DIVERSIFICATION (UNAUDITED)                                    NET ASSETS
-----------------------------------------------------------------------------------------------------   -----------

Energy Sources.......................................................................................        6.8%
Food.................................................................................................        6.2%
Banking & Finance....................................................................................        5.4%
Chemicals............................................................................................        5.2%
Electrical & Electronics.............................................................................        5.0%
Food & Beverages.....................................................................................        4.5%
Pharmaceuticals......................................................................................        4.1%
Diversified..........................................................................................        4.1%
Automotive...........................................................................................        4.0%
Building Materials...................................................................................        3.7%
Real Estate..........................................................................................        3.0%
Paper & Forest Products..............................................................................        2.9%
Household Appliances.................................................................................        2.8%
Tobacco..............................................................................................        2.7%
Metals & Mining......................................................................................        2.6%
Transportation.......................................................................................        2.4%
Insurance............................................................................................        2.1%
Beverages............................................................................................        1.9%
Telecommunications...................................................................................        1.9%
Apparel & Textiles...................................................................................        1.7%
Defense Electronics..................................................................................        1.4%
Retail...............................................................................................        1.2%
Utilities............................................................................................        1.2%
Photographic Equipment & Supplies....................................................................        1.0%
Machinery............................................................................................        1.0%
Shipping.............................................................................................        0.8%
Manufacturing........................................................................................        0.7%
Automotive -- Parts & Equipment......................................................................        0.5%
Aerospace / Defense Equipment........................................................................        0.5%
Packaging............................................................................................        0.5%
Printing.............................................................................................        0.5%
Household Products...................................................................................        0.4%
Engineering..........................................................................................        0.4%
Technology...........................................................................................        0.4%
Forest Products......................................................................................        0.2%
                                                                                                        -----------
Total Portfolio Holdings.............................................................................       83.7%
Other assets in excess of liabilities................................................................       16.3%
                                                                                                        -----------
Total Net Assets.....................................................................................      100.0%
                                                                                                        -----------
                                                                                                        -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                           U.S. DOLLAR
                                                        FOREIGN                          U.S. DOLLAR      NET UNREALIZED
                                                     CURRENCY UNITS    U.S. DOLLAR        VALUE AT        APPRECIATION/
           CURRENCY AND SETTLEMENT DATE              PURCHASED/SOLD   COST/PROCEEDS   DECEMBER 31, 1996   (DEPRECIATION)
---------------------------------------------------  --------------   -------------   -----------------   --------------

PURCHASE CONTRACTS
Australian Dollar, 1/07/97.........................        562,647     $   448,711       $   447,175         ($ 1,536)
Australian Dollar, 1/08/97.........................        111,016          88,480            88,231             (249)
Swiss Franc, 1/06/97...............................      1,219,183         903,098           911,436            8,338
German Deutsche Mark, 1/06/97......................      1,692,482       1,088,973         1,100,531           11,558
Danish Krone, 1/06/97..............................      1,399,769         235,810           237,770            1,960
Spanish Peseta, 1/09/97............................     15,642,120         119,615           120,457              842
French Franc, 1/31/97..............................      9,045,738       1,728,711         1,749,415           20,704
British Pound, 1/07/97.............................        866,020       1,468,935         1,483,015           14,080
Hong Kong Dollar, 1/03/97..........................        275,087          35,564            35,567                3
Japanese Yen, 1/08/97..............................    362,927,155       3,129,155         3,137,482            8,327
Dutch Guilder, 1/06/97.............................        534,289         306,587           309,590            3,003
Norwegian Krone, 1/06/97...........................        419,630          65,252            65,148             (104)
New Zealand Dollar, 1/08/97........................         89,738          63,534            63,407             (127)
Swedish Krona, 1/07/97.............................      3,675,096         534,249           539,855            5,606
Thai Baht, 1/06/97.................................        938,788          36,628            36,606              (22)

SALE CONTRACTS
Japanese Yen, 1/07/97..............................         60,000             517               519               (2)
                                                                                                          --------------
                                                                                                             $ 72,381
                                                                                                          --------------
                                                                                                          --------------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $34,401,218)..........................................    $34,775,119
Cash..............................................................................     17,165,268
Foreign currency (cost $1,237)....................................................          1,247
Dividends receivable..............................................................         73,763
Interest receivable...............................................................         25,636
Unrealized appreciation on open forward foreign currency contracts................         72,381
Deferred organization expenses and other assets...................................         44,063
                                                                                      -----------
     Total Assets.................................................................     52,157,477
                                                                                      -----------

LIABILITIES:
Advisory fees payable.............................................................         13,839
Administrative services fees payable..............................................          1,151
Trustees' fees payable............................................................            582
Payable for investment securities purchased.......................................     10,476,488
Organization expenses payable.....................................................         32,933
Other accrued expenses............................................................         85,905
                                                                                      -----------
     Total Liabilities............................................................     10,610,898
                                                                                      -----------

NET ASSETS........................................................................    $41,546,579
                                                                                      -----------
                                                                                      -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests..........................................    $41,546,579
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $141,935)....................   $500,868
Interest..................................................................    189,623
                                                                             --------
     Investment income....................................................                $  690,491

EXPENSES:
Investment advisory fees..................................................    199,112
Administrative services fees..............................................     11,712
Custodian fees and expenses...............................................     60,563
Audit fees................................................................     39,357
Fund accounting fees......................................................     35,843
Legal fees................................................................     18,766
Amortization of organization expenses.....................................      7,508
Trustees' fees............................................................      7,508
Insurance expense.........................................................      4,053
Miscellaneous expenses....................................................      7,508
                                                                             --------
     Total expenses.......................................................    391,930
     Less: Fee waiver.....................................................   (185,273)
                                                                             --------
     Net expenses.........................................................                   206,657
                                                                                          ----------
Net investment income.....................................................                   483,834
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on securities transactions..............................                   361,151
Net realized gain on foreign currency transactions........................                    11,064
Net change in unrealized appreciation of investments......................                   373,901
Net change in unrealized depreciation of foreign currency contracts and
  translations............................................................                    (6,329)
                                                                                          ----------
Net realized and unrealized gain on investments...........................                   739,787
                                                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                $1,223,621
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Changes in Net Assets
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income................................................................   $   483,834
Net realized gain on securities and foreign currency transactions....................       372,215
Net change in unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations......................................................       367,572
                                                                                        -----------
Net increase in net assets resulting from operations.................................     1,223,621
                                                                                        -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions..........................................................    60,373,286
Value of withdrawals.................................................................   (20,050,328)
                                                                                        -----------
Net increase in net assets from capital transactions.................................    40,322,958
                                                                                        -----------

NET INCREASE IN NET ASSETS...........................................................    41,546,579

NET ASSETS:
Beginning of period..................................................................       --
                                                                                        -----------
End of period........................................................................   $41,546,579
                                                                                        -----------
                                                                                        -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period (000's omitted)......................................        $41,547
     Average commission rate per share(1)...........................................        $  0.02
     Ratio of expenses to average net assets(2).....................................           0.88%(3)
     Ratio of net investment income to average net assets(2)........................           2.07%(3)
     Portfolio turnover.............................................................             42%

------------------------
(1) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.
(2) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.79% (annualized).
(3) Annualized.

See notes to financial statements.

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL
UBS International Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS International Investment London Limited ('UBSII') is the sub-adviser of the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ('SFG'), a wholly-owned subsidiary of Signature Financial Group, Inc., acts as the Portfolio's administrator and placement agent.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of trading on such exchanges.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the pricing of the Portfolio, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at year end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at year end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at year end to credit loss in the event of a counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Recoveries of foreign taxes withheld from the Portfolio's income are generally recorded, where applicable, by the funds investing in the Portfolio. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U. S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of $50,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSII as investment sub-adviser. UBSII makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.85% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSII a fee, accrued daily and payable monthly, at an annual rate of 0.75% of the Portfolio's first $20 million average daily net assets, 0.50% of the next $30 million average daily net assets and 0.40% of the Portfolio's average daily net assets in excess of $50 million. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------
investment advisory fee amounted to $199,112. UBS voluntarily agreed to waive $185,273 of this amount.

B. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Trust, SFG provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay SFG an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $11,712.

C. EXCLUSIVE PLACEMENT AGENT AGREEMENT -- Under the terms of an Exclusive Placement Agent Agreement with the Trust, SFG has agreed to act as the Trust's placement agent. SFG does not receive any additional fees for services provided pursuant to this agreement.

4. PURCHASES AND SALES OF INVESTMENTS
For the period April 2, 1996 (commencement of operations) through December 31, 1996, purchases and sales of investment securities, excluding short-term investments, aggregated $45,726,468 and $11,686,401, respectively.

UBS International Equity Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS INVESTOR PORTFOLIOS TRUST

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS International Equity Portfolio (the 'Portfolio') (one of the portfolios constituting the UBS Investor Portfolios Trust) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants
Toronto, Ontario
February 21, 1997

UBS U.S. Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                      SECURITY DESCRIPTION                                          VALUE
------   -------------------------------------------------------------------------------------------   -----------
         COMMON STOCK -- 97.6%
         BANKING & FINANCIAL INSTITUTIONS -- 14.4%
 1,100   BankAmerica Corp...........................................................................   $   109,725
 9,200   Corestates Financial Corp..................................................................       477,250
13,100   Great Western Financial....................................................................       379,900
10,050   J. P. Morgan & Co. Inc.....................................................................       981,131
14,000   Mellon Bank Corp...........................................................................       994,000
10,700   U.S. Bancorp...............................................................................       480,831
 4,300   Wachovia Corp..............................................................................       242,950
                                                                                                       -----------
                                                                                                         3,665,787
                                                                                                       -----------
         CHEMICALS -- 4.2%
 5,690   Dow Chemical Company.......................................................................       445,954
20,800   Witco Corp.................................................................................       634,400
                                                                                                       -----------
                                                                                                         1,080,354
                                                                                                       -----------
         CONSUMER FOODS -- 7.4%
17,870   General Mills Co...........................................................................     1,132,511
21,075   H. J. Heinz Co.............................................................................       753,431
                                                                                                       -----------
                                                                                                         1,885,942
                                                                                                       -----------
         CONSUMER GOODS & SERVICES -- 4.8%
23,750   H&R Block Inc..............................................................................       688,750
13,500   Readers Digest Association Inc.............................................................       543,375
                                                                                                       -----------
                                                                                                         1,232,125
                                                                                                       -----------
         COSMETICS -- 2.5%
14,010   International Flavors & Fragrances.........................................................       630,450
                                                                                                       -----------
         DRUGS & PHARMACEUTICALS -- 10.9%
12,960   American Home Products Corp................................................................       759,780
 8,500   Baxter International.......................................................................       348,500
 8,300   Bristol-Myers Squibb Co....................................................................       902,625
18,977   Pharmacia & Upjohn Inc.....................................................................       751,964
                                                                                                       -----------
                                                                                                         2,762,869
                                                                                                       -----------
         INSURANCE -- 5.4%
12,600   American General Corp......................................................................       515,025
 4,250   Marsh & McLennan Cos. Inc..................................................................       442,000
10,700   Safeco Corp................................................................................       421,981
                                                                                                       -----------
                                                                                                         1,379,006
                                                                                                       -----------
         LUMBER, PAPER & BUILDING SUPPLIES -- 7.6%
10,550   Potlatch Corp..............................................................................       453,650
 6,200   Union Camp Corp............................................................................       296,050
24,800   Weyerhauser Co.............................................................................     1,174,900
                                                                                                       -----------
                                                                                                         1,924,600
                                                                                                       -----------
         MANUFACTURING -- 3.7%
11,510   Minnesota Mining & Manufacturing...........................................................       953,891
                                                                                                       -----------
         NATURAL GAS -- 0.8%
 6,000   NICOR Inc..................................................................................       214,500
                                                                                                       -----------

------------------------
See notes to financial statements.

UBS U.S. Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                      SECURITY DESCRIPTION                                          VALUE
------   -------------------------------------------------------------------------------------------   -----------
         OFFICE EQUIPMENT AND SUPPLIES -- 1.6%
 7,250   Pitney Bowes, Inc..........................................................................   $   395,125
                                                                                                       -----------
         PETROLEUM PRODUCTION & SALES -- 7.7%
 4,700   Amoco Corporation..........................................................................       378,350
 5,650   Atlantic Richfield Co......................................................................       748,625
 7,800   Chevron Corporation........................................................................       507,000
 2,300   Exxon Corporation..........................................................................       225,400
 1,120   Texaco Inc.................................................................................       109,900
                                                                                                       -----------
                                                                                                         1,969,275
                                                                                                       -----------
         PRINTING & PUBLISHING -- 0.9%
 9,200   Dun & Bradstreet Corporation...............................................................       218,500
                                                                                                       -----------
         RETAIL -- 4.1%
21,220   J. C. Penney Company, Inc..................................................................     1,034,475
                                                                                                       -----------
         TELECOMMUNICATIONS -- 11.0%
15,200   Bell Atlantic Corp.........................................................................       984,200
22,350   GTE Corporation............................................................................     1,016,925
 4,700   SBC Communications.........................................................................       243,225
16,800   US West Inc................................................................................       541,800
                                                                                                       -----------
                                                                                                         2,786,150
                                                                                                       -----------
         TOBACCO -- 8.0%
 9,600   American Brands, Inc.......................................................................       476,400
10,150   Philip Morris Companies, Inc...............................................................     1,143,144
12,600   UST, Inc...................................................................................       407,925
                                                                                                       -----------
                                                                                                         2,027,469
                                                                                                       -----------
         UTILITIES -- 2.6%
10,750   Baltimore Gas and Electric.................................................................       287,563
 5,860   Central & South West Corp..................................................................       150,163
 8,200   Wisconsin Energy Corp......................................................................       220,375
                                                                                                       -----------
                                                                                                           658,101
                                                                                                       -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 97.6%
  (COST $23,144,284)................................................................................    24,818,619
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4%.......................................................       607,114
                                                                                                       -----------
NET ASSETS -- 100.0%................................................................................   $25,425,733
                                                                                                       -----------
                                                                                                       -----------

------------------------

Note: Based upon the cost of investments of $23,146,237 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation and depreciation was $2,047,624 and $375,242, respectively, resulting in net unrealized appreciation of $1,672,382.

See notes to financial statements.

UBS U.S. Equity Portfolio
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $23,144,284)...........................................     $24,818,619
Cash..............................................................................       2,980,844
Dividends and interest receivable.................................................          81,913
Deferred organization expenses and other assets...................................          43,094
                                                                                       -----------
     Total Assets.................................................................      27,924,470
                                                                                       -----------

LIABILITIES:
Administrative services fees payable..............................................             964
Trustees' fees payable............................................................           1,929
Payable for investment securities purchased.......................................       2,382,507
Organization expenses payable.....................................................          42,733
Other accrued expenses............................................................          70,604
                                                                                       -----------
     Total Liabilities............................................................       2,498,737
                                                                                       -----------
NET ASSETS........................................................................     $25,425,733
                                                                                       -----------
                                                                                       -----------

NET ASSETS CONSIST OF:
Paid-in capital for beneficial interests..........................................     $25,425,733
                                                                                       -----------
                                                                                       -----------

------------------------

See notes to financial statements.

UBS U.S. Equity Portfolio
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends................................................................   $524,846
Interest.................................................................     35,449
                                                                            --------
     Investment income...................................................                 $  560,295

EXPENSES
Investment advisory fees.................................................     84,435
Administrative services fees.............................................      7,036
Audit fees...............................................................     39,357
Custodian fees and expenses..............................................     24,387
Fund accounting fees.....................................................     19,348
Legal fees...............................................................     15,273
Amortization of organization expenses....................................      7,508
Trustees' fees...........................................................      7,508
Insurance expense........................................................      1,647
Miscellaneous expenses...................................................      6,110
                                                                            --------
     Total expenses......................................................    212,609
     Less: Fee waiver....................................................    (84,435)
                                                                            --------
     Net expenses........................................................                    128,174
                                                                                          ----------
Net investment income....................................................                    432,121
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities transactions.............................                      1,679
Net change in unrealized appreciation of investments.....................                  1,674,335
                                                                                          ----------
Net realized and unrealized gain on investments..........................                  1,676,014
                                                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                 $2,108,135
                                                                                          ----------
                                                                                          ----------

------------------------

See notes to financial statements.

UBS U.S. Equity Portfolio
Statement of Changes in Net Assets
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..................................................................   $   432,121
Net realized gain on securities transactions...........................................         1,679
Net change in unrealized appreciation of investments...................................     1,674,335
                                                                                          -----------
Net increase in net assets resulting from operations...................................     2,108,135
                                                                                          -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions............................................................    30,786,561
Value of withdrawals...................................................................    (7,468,963)
                                                                                          -----------
Net increase in net assets from capital transactions...................................    23,317,598
                                                                                          -----------

NET INCREASE IN NET ASSETS.............................................................    25,425,733

NET ASSETS:
Beginning of period....................................................................       --
                                                                                          -----------
End of period..........................................................................   $25,425,733
                                                                                          -----------
                                                                                          -----------

------------------------

See notes to financial statements.

UBS U.S. Equity Portfolio
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period (000's omitted)......................................      $25,426
     Average commission per share...................................................      $  0.06
     Ratio of expenses to average net assets(1).....................................         0.91%(2)
     Ratio of net investment income to average net assets(1)........................         3.07%(2)
     Portfolio turnover.............................................................           19%

------------------------
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.60% (annualized).
(2) Annualized.

------------------------

See notes to financial statements.

UBS U.S. Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL
UBS U.S. Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Signature Financial Group (Grand Cayman), Ltd. ('SFG'), a wholly-owned subsidiary of Signature Financial Group, Inc., acts as the Portfolio's administrator and placement agent.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at their last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of such exchanges.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U. S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U. S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of $50,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

UBS U.S. Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS voluntarily agreed to waive the entire investment advisory fee. Such waiver amounted to $84,435.

B. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Trust, SFG provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay SFG an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $7,036.

C. EXCLUSIVE PLACEMENT AGENT AGREEMENT -- Under the terms of an Exclusive Placement Agent Agreement with the Trust, SFG has agreed to act as the Trust's placement agent. SFG does not receive any additional fees for services provided pursuant to this agreement.

4. PURCHASES AND SALES OF INVESTMENTS
For the period April 2, 1996 (commencement of operations) through December 31, 1996, purchases and sales of investment securities, excluding short-term investments, aggregated $26,712,324 and $3,569,719, respectively.

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
UBS U.S. Equity Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees and
Investors of UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position, of the UBS U.S. Equity Portfolio (the 'Portfolio') (one of the portfolios constituting the UBS Investor Portfolio Trust) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 21, 1997

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